Jul. 23, 2026
Venerable High Yield Fund | Venerable High Yield Fund
III.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable High Yield Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.65%	0.65%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.10%[1]	0.80%
Less Waivers and Reimbursements[2]	(0.06%)	(0.06%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.04%	0.74%

[1] Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.

[2] Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.04% for Class V shares and 0.74% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

IV.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable High Yield Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$106	$344	$600	$1,335
Class I Shares	$76	$249	$438	$984

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Strategic Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Large Cap Index Fund

Venerable Moderate Allocation Fund

SUPPLEMENT DATED JULY 23, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Funds’ Prospectus and SAI: